UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.7%)
7,300	Advance Auto Parts, Inc.	$508,299
1,000	AutoZone, Inc.†	324,970
19,700	Bally Technologies, Inc.†	779,332
13,400	Bed Bath & Beyond, Inc.†	776,798
37,000	Best Buy Co., Inc.	864,690
23,100	Big Lots, Inc.†	872,256
44,000	Carnival Corp.	1,436,160
17,200	Coach, Inc.	1,049,888
94,500	Comcast Corp., Class A	2,240,595
16,300	Darden Restaurants, Inc.	742,954
2,800	Deckers Outdoor Corp.†	211,596
15,500	DIRECTV, Class A†	662,780
20,800	Discovery Communications, Inc., Class A†	852,176
8,000	Fossil, Inc.†	634,880
22,400	Genuine Parts Co.	1,370,880
10,100	Guess?, Inc.	301,182
25,300	H&R Block, Inc.	413,149
12,800	Hasbro, Inc.	408,192
21,800	Helen of Troy, Ltd.†	669,260
71,900	Home Depot, Inc.	3,022,676
38,500	International Game Technology	662,200
57,900	Johnson Controls, Inc.	1,809,954
19,849	JOS A. Bank Clothiers, Inc.†	967,837
15,700	Kohl’s Corp.	774,795
28,500	LKQ Corp.†	857,280
109,400	Lowe’s Cos., Inc.	2,776,572
22,500	McDonald’s Corp.	2,257,425
9,700	McGraw-Hill Cos., Inc.	436,209
19,700	Monro Muffler Brake, Inc.	764,163
26,220	Nike, Inc., Class B	2,526,822
9,300	Nordstrom, Inc.	462,303
20,400	Omnicom Group, Inc.	909,432
300	priceline.com, Inc.†	140,313
29,000	Ross Stores, Inc.	1,378,370

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
55,300	Staples, Inc.	$768,117
7,700	Steven Madden Ltd.†	265,650
33,900	Target Corp.	1,736,358
13,300	Thor Industries, Inc.	364,819
70,900	TJX Cos., Inc.	4,576,595
13,900	Tractor Supply Co.	975,085
12,100	Tupperware Brands Corp.	677,237
22,700	Urban Outfitters, Inc.†	625,612
8,300	V.F. Corp.	1,054,017
22,800	Viacom, Inc., Class B	1,035,348
105,900	Walt Disney Co.	3,971,250
20,800	Williams-Sonoma, Inc.	800,800

Total Common Stocks (Cost $49,436,247)		51,717,276
Total Investments 99.7% (Cost $49,436,247)		51,717,276
Other Assets Less Liabilities 0.3%		131,333

Net Assets 100.0%		$51,848,609

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

2	SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Industry Composition

December 31, 2011 (Unaudited)

Apparel Retail	15.1%
Home Improvement Retail	11.2%
Movies & Entertainment	9.6%
Footwear	5.8%
Restaurants	5.8%
Cable & Satellite	5.6%
Apparel, Accessories & Luxury Goods	5.3%
General Merchandise Stores	5.0%
Distributors	4.3%
Auto Parts & Equipment	3.5%
Specialty Stores	3.4%
Automotive Retail	3.1%
Homefurnishing Retail	3.0%
Casinos & Gaming	2.8%
Hotels, Resorts & Cruise Lines	2.8%
Department Stores	2.4%
Advertising	1.7%
Computer & Electronics Retail	1.7%
Broadcasting	1.6%
Housewares & Specialties	1.3%
Household Appliances	1.3%
Other Industries (each less than 1%)	3.4%

99.7%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Sector Composition

December 31, 2011 (Unaudited)

Consumer Discretionary	99.7%

99.7%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.2%)
37,400	Altria Group, Inc.	$1,108,910
5,500	Andersons, Inc.	240,130
24,700	Archer-Daniels-Midland Co.	706,420
3,100	Brown-Forman Corp., Class B	249,581
11,900	Campbell Soup Co.	395,556
8,100	Casey’s General Stores, Inc.	417,231
40,700	Coca-Cola Co.	2,847,779
7,800	Colgate-Palmolive Co.	720,642
21,300	Constellation Brands, Inc., Class A†	440,271
9,900	Corn Products International, Inc.	520,641
9,200	Costco Wholesale Corp.	766,544
31,000	CVS Caremark Corp.	1,264,180
5,600	Dr. Pepper Snapple Group, Inc.	221,088
18,900	General Mills, Inc.	763,749
6,700	HJ Heinz Co.	362,068
17,300	Hormel Foods Corp.	506,717
5,000	J.M. Smucker Co.	390,850
4,100	Kimberly-Clark Corp.	301,596
9,900	Kraft Foods, Inc., Class A	369,864
20,100	Kroger Co.	486,822
2,600	Lorillard, Inc.	296,400
11,600	McCormick & Co., Inc.	584,872
17,500	PepsiCo, Inc.	1,161,125
37,900	Philip Morris International, Inc.	2,974,392
43,600	Procter & Gamble Co.	2,908,556
20,400	Sysco Corp.	598,332
42,800	Wal-Mart Stores, Inc.	2,557,728
16,400	Walgreen Co.	542,184

Total Common Stocks (Cost $23,179,484)		24,704,228
Short-Term Investment (0.3%)
$66,236	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/12	66,236

Total Short-Term Investments (Cost $66,236)		66,236

1	SCHEDULE OF INVESTMENTS

Value
Total Investments 99.5% (Cost $23,245,720)	$24,770,464
Other Assets Less Liabilities 0.5%	120,045

Net Assets 100.0%	$24,890,509

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

2	SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Industry Composition

December 31, 2011 (Unaudited)

Tobacco	17.6%
Soft Drinks	17.0%
Household Products	15.8%
Packaged Foods & Meats	13.5%
Hypermarkets & Super Centers	13.3%
Drug Retail	7.3%
Agricultural Products	4.9%
Food Retail	3.6%
Food Distributors	3.4%
Distillers & Vintners	2.8%

99.2%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Sector Composition

December 31, 2011 (Unaudited)

Consumer Staples	99.2%

99.2%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.8%)
79,900	Alpha Natural Resources, Inc.†	$1,632,357
238,900	Apache Corp.	21,639,562
240,700	Arch Coal, Inc.	3,492,557
158,300	Baker Hughes, Inc.	7,699,712
143,100	Cameco Corp.	2,582,955
134,200	Cameron International Corp.†	6,601,298
45,900	CARBO Ceramics, Inc.	5,660,847
653,000	Chevron Corp.	69,479,200
34,700	CNOOC, Ltd., ADR	6,061,396
638,100	ConocoPhillips	46,498,347
108,000	Consol Energy, Inc.	3,963,600
51,300	Core Laboratories NV	5,845,635
192,000	Devon Energy Corp.	11,904,000
92,800	Diamond Offshore Drilling, Inc.	5,128,128
100,800	Dril-Quip, Inc.†	6,634,656
169,600	Ensco PLC, ADR	7,957,632
1,160,800	Exxon Mobil Corp.	98,389,408
397,500	Halliburton Co.	13,717,725
259,600	Helmerich & Payne, Inc.	15,150,256
238,300	Hess Corp.	13,535,440
345,400	Marathon Oil Corp.	10,109,858
372,100	Marathon Petroleum Corp.	12,387,209
358,300	Murphy Oil Corp.	19,971,642
822,200	Nabors Industries, Ltd.†	14,256,948
349,400	National Oilwell Varco, Inc.	23,755,706
288,500	Noble Corp.†	8,718,470
391,000	Occidental Petroleum Corp.	36,636,700
136,700	Oceaneering International, Inc.	6,305,971
465,600	Patterson-UTI Energy, Inc.	9,302,688
174,300	Peabody Energy Corp.	5,771,073
313,800	RPC, Inc.	5,726,850
646,100	Schlumberger, Ltd.	44,135,091
175,800	Southwestern Energy Co.†	5,615,052
331,400	Suncor Energy, Inc.	9,554,262

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
189,000	Superior Energy Services, Inc.†	$5,375,160
174,000	Tenaris S.A., ADR	6,469,320
245,300	Tesoro Corp.†	5,730,208
126,000	Tidewater, Inc.	6,211,800
1,012,300	Valero Energy Corp.	21,308,915
397,200	Weatherford International, Ltd.†	5,815,008
318,000	Western Refining, Inc.†	4,226,220
206,900	World Fuel Services Corp.	8,685,662

Total Common Stocks (Cost $619,528,492)		629,644,524
Short-Term Investment (0.1%)
$458,866	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/12	458,866

Total Short-Term Investments (Cost $458,866)		458,866
Total Investments 99.9% (Cost $619,987,358)		630,103,390
Other Assets Less Liabilities 0.1%		790,829

Net Assets 100.0%		$630,894,219

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON Energy Fund

Industry Composition

December 31, 2011 (Unaudited)

Integrated Oil & Gas	48.2%
Oil & Gas Equipment & Services	23.8%
Oil & Gas Drilling	9.6%
Oil & Gas Refining & Marketing	8.3%
Oil & Gas Exploration & Production	7.2%
Coal & Consumable Fuels	2.7%

99.8%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Sector Composition

December 31, 2011 (Unaudited)

Energy	99.8%

99.8%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (96.0%)
11,100	ACE, Ltd.	$778,332
17,700	Aflac, Inc.	765,702
6,700	Allied World Assurance Co. Holdings, Ltd.	421,631
5,900	American Financial Group, Inc.	217,651
11,200	Ameriprise Financial, Inc.	555,968
8,400	Assurant, Inc.	344,904
264,400	Bank of America Corp.	1,470,064
24,500	Bank of New York Mellon Corp.	487,795
48,800	BB&T Corp.	1,228,296
2,700	BlackRock, Inc.	481,248
20,100	Brown & Brown, Inc.	454,863
8,700	Capital One Financial Corp.	367,923
6,300	Cash America International, Inc.	293,769
57,100	Charles Schwab Corp.	642,946
7,500	Chubb Corp.	519,150
65,690	Citigroup, Inc.	1,728,304
1,900	CME Group, Inc.	462,973
7,900	Cullen/Frost Bankers, Inc.	417,989
8,200	Deutsche Bank AG	310,452
31,600	East West Bancorp, Inc.	624,100
4,500	Everest Re Group, Ltd.	378,405
16,900	Ezcorp, Inc., Class A†	445,653
6,600	Franklin Resources, Inc.	633,996
10,900	Goldman Sachs Group, Inc.	985,687
4,600	Greenhill & Co., Inc.	167,302
26,400	Hancock Holding Co.	844,008
14,300	Hartford Financial Services Group, Inc.	232,375
50,900	ING Groep, ADR†	364,953
2,100	IntercontinentalExchange, Inc.†	253,155
21,400	Invesco, Ltd.	429,926
12,400	Jones Lang LaSalle, Inc.	759,624
59,200	JPMorgan Chase & Co.	1,968,400
11,000	Lazard, Ltd., Class A	287,210
23,400	Lincoln National Corp.	454,428

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
8,100	M&T Bank Corp.	$618,354
28,200	Manulife Financial Corp.	299,484
31,500	MetLife, Inc.	982,170
7,900	Moody’s Corp.	266,072
45,300	Morgan Stanley	685,389
18,100	NASDAQ OMX Group, Inc.†	443,631
18,700	National Financial Partners Corp.†	252,824
46,000	People’s United Financial, Inc.	591,100
12,500	PNC Financial Services Group, Inc.	720,875
7,900	Portfolio Recovery Associates, Inc.†	533,408
18,000	Progressive Corp.	351,180
22,400	Protective Life Corp.	505,344
11,400	Prudential Financial, Inc.	571,368
26,900	Raymond James Financial, Inc.	832,824
12,400	Reinsurance Group of America, Inc.	647,900
14,000	StanCorp Financial Group, Inc.	514,500
19,700	State Street Corp.	794,107
5,500	SVB Financial Group†	262,295
8,200	T Rowe Price Group, Inc.	466,990
18,100	TD Ameritrade Holding Corp.	283,265
15,500	Tower Group, Inc.	312,635
14,000	Travelers Cos., Inc.	828,380
38,000	U.S. Bancorp	1,027,900
6,500	Waddell & Reed Financial, Inc., Class A	161,005
122,100	Wells Fargo & Co.	3,365,076
7,400	World Acceptance Corp.†	543,900

Total Common Stocks (Cost $40,551,139)		37,641,158
Total Investments 96.0% (Cost $40,551,139)		37,641,158
Other Assets Less Liabilities 4.0%		1,553,946

Net Assets 100.0%		$39,195,104

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON Financial Fund Industry Composition December 31, 2011 (Unaudited)
Other Diversified Financial Services	14.1%
Regional Banks	12.0%
Diversified Banks	11.2%
Life & Health Insurance	10.5%
Asset Management & Custody Banks	10.2%
Investment Banking & Brokerage	9.9%
Property & Casualty Insurance	8.2%
Specialized Finance	5.0%
Consumer Finance	4.2%
Reinsurance	2.6%
Multi-line Insurance	2.0%
Real Estate Services	2.0%
Insurance Brokers	1.8%
Thrifts & Mortgage Finance	1.5%
Diversified Capital Markets	0.8%

96.0%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund Sector Composition December 31, 2011 (Unaudited)
Financial	96.0%

96.0%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.3%)
81,700	Abbott Laboratories	$4,593,991
21,400	Aetna, Inc.	902,866
9,500	Allergan, Inc.	833,530
46,200	Amerisource-Bergen Corp.	1,718,178
57,600	Amgen, Inc.	3,698,496
21,400	AstraZeneca PLC, ADR	990,606
30,100	Baxter International, Inc.	1,489,348
10,100	Becton, Dickinson & Co.	754,672
38,500	Bio-Reference Labs, Inc.†	626,395
37,800	Cardinal Health, Inc.	1,535,058
45,800	Celgene Corp.†	3,096,080
13,500	CIGNA Corp.	567,000
14,400	Covidien PLC	648,144
74,700	Eli Lilly & Co.	3,104,532
30,600	Express Scripts, Inc.†	1,367,514
67,200	Gilead Sciences, Inc.†	2,750,496
22,100	GlaxoSmithKline PLC, ADR	1,008,423
65,000	Johnson & Johnson	4,262,700
13,600	Laboratory Corp. of America Holdings†	1,169,192
15,700	McKesson Corp.	1,223,187
69,600	Medtronic, Inc.	2,662,200
158,700	Merck & Co., Inc.	5,982,990
43,900	Patterson Cos., Inc.	1,295,928
406,400	PDL BioPharma, Inc.	2,519,680
358,800	Pfizer, Inc.	7,764,432
51,700	ResMed, Inc.†	1,313,180
17,100	Salix Pharmaceuticals, Ltd.†	818,235
23,700	Sanofi, ADR	865,998
7,100	Siemens AG, ADR	678,831
20,100	St Jude Medical, Inc.	689,430
15,900	Stryker Corp.	790,389
53,200	SurModics, Inc.†	779,912
16,800	Teva Pharmaceutical Industries, Ltd., ADR	678,048
60,200	United Therapeutics Corp.†	2,844,450

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
52,000	UnitedHealth Group, Inc.	$2,635,360
11,600	Varian Medical Systems, Inc.†	778,708
22,400	WellPoint, Inc.	1,484,000

Total Common Stocks (Cost $67,836,796)		70,922,179

Short-Term Investment (0.8%)
$559,562	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/12	559,562

Total Short-Term Investments (Cost $559,562)		559,562
Total Investments 100.1% (Cost $68,396,358)		71,481,741
Liabilities Less Other Assets (0.1)%		(48,749)

Net Assets 100.0%		$71,432,992

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON Healthcare Fund Industry Composition December 31, 2011 (Unaudited)
Pharmaceuticals	43.3%
Biotechnology	20.9%
Health Care Equipment	13.9%
Health Care Distributors	8.1%
Managed Health Care	7.8%
Health Care Services	4.4%
Industrial Conglomerates	0.9%

99.3%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund Sector Composition December 31, 2011 (Unaudited)
Health Care	98.4%
Industrials	0.9%

99.3%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.5%)
20,000	3M Co.	$1,634,600
35,000	ABB Ltd., ADR†	659,050
18,000	Boeing Co.	1,320,300
3,000	Canadian National Railway Co.	235,680
40,000	Caterpillar, Inc.	3,624,000
20,000	Cooper Industries PLC	1,083,000
75,000	CSX Corp.	1,579,500
10,000	Cummins, Inc.	880,200
30,000	Danaher Corp.	1,411,200
20,000	Deere & Co.	1,547,000
25,000	Dover Corp.	1,451,250
20,000	Eaton Corp.	870,600
25,000	Emerson Electric Co.	1,164,750
20,000	FedEx Corp.	1,670,200
15,000	General Dynamics Corp.	996,150
220,000	General Electric Co.	3,940,200
30,000	Illinois Tool Works, Inc.	1,401,300
20,000	Ingersoll-Rand PLC	609,400
7,000	Joy Global, Inc.	524,790
20,000	Kforce, Inc.†	246,600
15,000	Manpower, Inc.	536,250
10,000	Navistar International Corp.†	378,800
32,000	Norfolk Southern Corp.	2,331,520
15,000	PACCAR, Inc.	562,050
5,000	Parker Hannifin Corp.	381,250
15,000	Raytheon Co.	725,700
10,000	Regal-Beloit Corp.	509,700
5,000	Rockwell Collins, Inc.	276,850
40,000	RR Donnelley & Sons Co.	577,200
15,000	Ryder System, Inc.	797,100
5,000	Siemens AG, ADR	478,050
15,000	SPX Corp.	904,050
25,000	Union Pacific Corp.	2,648,500
45,000	United Parcel Service, Inc., Class B	3,293,550

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
35,000	United Technologies Corp.	$2,558,150
4,000	Valmont Industries, Inc.	363,160

Total Common Stocks (Cost $40,582,811)		44,171,650
Total Investments 99.5% (Cost $40,582,811)		44,171,650
Other Assets Less Liabilities 0.5%		220,521

Net Assets 100.0%		$44,392,171

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Industry Composition

December 31, 2011 (Unaudited)

Construction & Farm Machinery & Heavy Trucks	16.9%
Industrial Machinery	16.7%
Railroads	15.3%
Industrial Conglomerates	13.6%
Aerospace & Defense	13.2%
Air Freight & Logistics	11.2%
Electrical Components & Equipment	6.2%
Trucking	1.8%
Human Resource & Employment Services	1.8%
Heavy Electrical Equipment	1.5%
Commercial Printing	1.3%

99.5%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Sector Composition

December 31, 2011 (Unaudited)

Industrials	99.5%

99.5%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.1%)
30,000	Accenture PLC, Class A	$1,596,900
61,000	Amdocs, Ltd.†	1,740,330
5,600	Anixter International, Inc.†	333,984
24,500	Apple, Inc.†	9,922,500
25,200	Arrow Electronics, Inc.†	942,732
41,400	Automatic Data Processing, Inc.	2,236,014
22,800	Avnet, Inc.†	708,852
4,700	Baidu, Inc., ADR†	547,409
17,900	CACI International, Inc., Class A†	1,000,968
214,600	CIBER, Inc.†	828,356
130,100	Cisco Systems, Inc.	2,352,208
20,300	Cognizant Technology Solutions Corp., Class A†	1,305,493
37,000	Convergys Corp.†	472,490
25,800	CSG Systems International, Inc.†	379,518
31,700	Digital River, Inc.†	476,134
23,100	eBay, Inc.†	700,623
19,900	EMC Corp.†	428,646
4,300	First Solar, Inc.†	145,168
205,700	Flextronics International, Ltd.†	1,164,262
110,900	Global Cash Access Holdings, Inc.†	493,505
7,200	Google, Inc., Class A†	4,650,480
66,000	Hewlett-Packard Co.	1,700,160
17,600	Infosys Technologies, Ltd., ADR	904,288
85,900	Ingram Micro, Inc., Class A†	1,562,521
163,500	Intel Corp.	3,964,875
36,300	International Business Machines Corp.	6,674,844
24,400	Lender Processing Services, Inc.	367,708
3,900	Mastercard, Inc., Class A	1,453,998
136,500	MEMC Electronic Materials, Inc.†	537,810
53,300	Methode Electronics, Inc.	441,857
177,100	Microsoft Corp.	4,597,516
15,600	Multi-Fineline Electronix, Inc.†	320,580
81,500	Oracle Corp.	2,090,475
71,000	Perficient, Inc.†	710,710

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
28,200	Plexus Corp.†	$772,116
49,000	QLogic Corp.†	735,000
60,800	QUALCOMM, Inc.	3,325,760
42,300	SAIC, Inc.†	519,867
25,600	SYNNEX Corp.†	779,776
6,900	Tech Data Corp.†	340,929
46,800	Teradyne, Inc.†	637,884
14,100	Visa, Inc., Class A	1,431,573

Total Common Stocks (Cost $59,368,908)		66,296,819
Total Investments 100.1% (Cost $59,368,908)		66,296,819
Liabilities Less Other Assets (0.1)%		(52,247)

Net Assets 100.0%		$66,244,572

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Industry Composition

December 31, 2011 (Unaudited)

IT Consulting & Other Services	22.0%
Computer Hardware	17.5%
Internet Software & Services	10.7%
Data Processing & Outsourced Services	10.3%
Systems Software	10.1%
Communications Equipment	8.6%
Technology Distributors	7.0%
Semiconductors	6.2%
Electronic Manufacturing Services	4.1%
Semiconductor Equipment	1.8%
Computer Storage & Peripherals	1.8%

100.1%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Sector Composition

December 31, 2011 (Unaudited)

Information Technology	100.1%

100.1%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.9%)
50,000	A Schulman, Inc.	$1,059,000
30,000	Agrium, Inc.	2,013,300
45,000	Air Products & Chemicals, Inc.	3,833,550
130,000	Alcoa, Inc.	1,124,500
45,000	ArcelorMittal	818,550
10,000	Archer-Daniels-Midland Co.	286,000
5,000	Ashland, Inc.	285,800
20,000	Barrick Gold Corp.	905,000
20,000	Cabot Corp.	642,800
25,000	Calgon Carbon Corp.†	392,750
10,000	CF Industries Holdings, Inc.	1,449,800
23,000	Cliffs Natural Resources, Inc.	1,434,050
200,000	Dow Chemical Co.	5,752,000
175,000	E.I. du Pont de Nemours & Co.	8,011,500
35,000	Ecolab, Inc.	2,023,350
10,000	FMC Corp.	860,400
140,000	Freeport-McMoRan Copper & Gold, Inc.	5,150,600
15,000	Goldcorp, Inc.	663,750
25,000	International Paper Co.	740,000
75,000	Kinross Gold Corp.	855,000
30,000	Monsanto Co.	2,102,100
25,000	Mosaic Co.	1,260,750
20,000	Newmont Mining Corp.	1,200,200
10,000	Norfolk Southern Corp.	728,600
55,000	Nucor Corp.	2,176,350
35,000	Potash Corp. of Saskatchewan, Inc.	1,444,800
20,000	PPG Industries, Inc.	1,669,800
55,000	Praxair, Inc.	5,879,500
30,000	Reliance Steel & Aluminum Co.	1,460,700
45,000	Rock-Tenn Co., Class A	2,596,500
40,000	Sealed Air Corp.	688,400
30,000	Sonoco Products Co.	988,800
15,000	Southern Copper Corp.	452,700
100,000	Steel Dynamics, Inc.	1,315,000

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
5,000	Union Pacific Corp.	$529,700
15,000	Vale S.A., ADR	321,750
35,000	Valspar Corp.	1,363,950

Total Common Stocks (Cost $59,350,403)		64,481,300
Total Investments 99.9% (Cost $59,350,403)		64,481,300
Other Assets Less Liabilities 0.1%		50,274

Net Assets 100.0%		$64,531,574

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON Materials Fund

Industry Composition

December 31, 2011 (Unaudited)

Diversified Chemicals	26.7%
Industrial Gases	15.1%
Fertilizers & Agricultural Chemicals	12.8%
Steel	11.7%
Diversified Metals & Mining	8.7%
Specialty Chemicals	6.9%
Paper Packaging	6.6%
Gold	5.6%
Railroads	1.9%
Aluminum	1.7%
Paper Products	1.1%
Other Industries (each less than 1%)	1.1%

99.9%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund Sector Composition December 31, 2011 (Unaudited)
Materials	97.5%
Industrials	2.0%
Consumer Staples	0.4%

99.9%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON TELECOMMUNICATION & UTILITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.6%)
19,300	AGL Resources, Inc.	$815,618
9,100	Allete, Inc.	382,018
44,500	American Electric Power Co., Inc.	1,838,295
11,300	Atmos Energy Corp.	376,855
7,500	Dominion Resources, Inc. of Virginia	398,100
18,000	DTE Energy Co.	980,100
88,800	Duke Energy Corp.	1,953,600
15,900	Edison International	658,260
22,200	Entergy Corp.	1,621,710
17,000	Exelon Corp.	737,290
23,700	Integrys Energy Group, Inc.	1,284,066
8,200	Laclede Group, Inc.	331,854
15,200	MDU Resources Group, Inc.	326,192
18,000	NextEra Energy, Inc.	1,095,840
10,000	Northwest Natural Gas Co.	479,300
7,100	NorthWestern Corp.	254,109
47,300	Pepco Holdings, Inc.	960,190
18,400	PG&E Corp.	758,448
15,000	Piedmont Natural Gas Co., Inc.	509,700
64,200	PPL Corp.	1,888,764
18,500	Progress Energy, Inc.	1,036,370
25,400	Public Service Enterprise Group, Inc.	838,454
28,200	SCANA Corp.	1,270,692
18,900	Sempra Energy	1,039,500
61,200	Southern Co.	2,832,948
55,700	TECO Energy, Inc.	1,066,098
20,400	UGI Corp.	599,760
38,800	Vectren Corp.	1,172,924
11,900	WGL Holdings, Inc.	526,218
11,600	Wisconsin Energy Corp.	405,536
39,100	Xcel Energy, Inc.	1,080,724

Total Common Stocks (Cost $27,199,716)		29,519,533

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investment (6.1%)
$1,802,544	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/12	$1,802,544

Total Short-Term Investments (Cost $1,802,544)		1,802,544
Total Investments 105.7% (Cost $29,002,260)		31,322,077
Liabilities Less Other Assets (5.7)%		(1,682,780)

Net Assets 100.0%		$29,639,297

2	SCHEDULE OF INVESTMENTS

ICON Telecommunication & Utilities Fund

Industry Composition

December 31, 2011 (Unaudited)

Electric Utilities	50.6%
Multi-Utilities	36.7%
Gas Utilities	12.3%

99.6%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Telecommunication & Utilities Fund

Sector Composition

December 31, 2011 (Unaudited)

Telecommunication & Utilities	99.6%

99.6%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON ASIA-PACIFIC REGION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.9%)
648,000	Agricultural Bank of China, Ltd., Class H	$278,232
20,200	Aisin Seiki Co., Ltd.	572,470
62,100	Australia & New Zealand Banking Group, Ltd.	1,300,678
197,000	Axiata Group Bhd.	319,448
5,600	Baidu, Inc., ADR†**	652,232
620,000	Bank Danamon Indonesia Tbk PT	280,028
1,144,000	Bank of Ayudhya PCL	796,256
1,083,500	Bank of China, Ltd., Class H	398,705
362,000	Bank Rakyat Indonesia Persero Tbk PT	269,083
42,700	BHP Billiton, Ltd.	1,507,252
40,700	BS Financial Group, Inc.†	390,715
53,000	Catcher Technology Co., Ltd.	245,464
6,700	Celltrion, Inc.†	211,458
650,000	Chaoda Modern Agriculture Holdings, Ltd.***(a)	92,061
3,000	Cheil Industries, Inc.†	263,452
32,000	Cheung Kong Holdings, Ltd.	380,212
1,434,870	China Construction Bank Corp., Class H	996,675
474,000	China Lilang Ltd.	412,797
466,000	China National Materials Co., Ltd., Class H	164,724
120,000	China Shineway Pharmaceutical Group, Ltd.	171,139
526,909	China Vanke Co., Ltd.	519,872
177,000	China Yurun Food Group, Ltd.	231,353
117,800	Dah Sing Financial Group, Ltd.	351,580
78,000	DBS Group Holdings, Ltd.	692,349
456,000	Dongyue Group	298,251
6,000	Doosan Corp.	746,304
8,800	Doosan Heavy Industries and Construction Co., Ltd.†	498,594
45,200	Doosan Infracore Co., Ltd.†	701,858
2,105,000	Ezion Holdings, Ltd.	1,070,737
333,000	Gamuda Bhd.	355,771
45,000	Glenmark Pharmaceuticals, Ltd.	248,056
801,000	GOME Electrical Appliances Holding, Ltd.	184,257
10,600	Gree, Inc.	364,388
356,000	Guangzhou Automobile Group Co., Ltd., Class H	296,168

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
14,200	Hanwha Corp.†	$409,287
45,200	HCL Technologies, Ltd.	329,263
940,000	Hengdeli Holdings, Ltd.	304,754
163,000	Hitachi, Ltd.	847,921
24,200	Honda Motor Co., Ltd.	737,153
138,500	Housing Development & Infrastructure, Ltd.†	139,433
16,000	HTC Corp.	262,252
14,800	Hyosung Corp.†	689,338
2,790	Hyundai Mobis†	708,861
7,500	Hyundai Motor Co.†	1,389,207
2,592,000	Indika Energy Tbk PT	620,616
207,500	Indocement Tunggal Prakarsa Tbk PT	389,615
288,000	Insurance Australia Group, Ltd.	877,374
14,000	JSR Corp.	258,023
100,000	Kasikornbank PCL	385,904
99,000	Kingboard Chemical Holdings, Ltd.	291,444
7,400	Korea Gas Corp.†	268,101
93,000	Korea Life Insurance Co., Ltd.	598,419
22,500	Kuraray Co., Ltd.	319,313
1,131,000	KWG Property Holding, Ltd.	379,945
6,700	LG Fashion Corp.†	235,277
7,730	LS Corp.†	510,963
14,400	Macquarie Group, Ltd.	349,676
85,407	Meritz Fire & Marine Insurance Co., Ltd.	875,027
137,000	Minebea Co., Ltd.	570,611
5,500	Miraca Holdings, Inc.	219,271
80,000	Mitsubishi Gas Chemical Co., Inc.	443,602
117,000	Mitsubishi Materials Corp.	316,324
222,000	MobileOne, Ltd.	428,065
52,400	National Australia Bank, Ltd.	1,248,248
10,800	Newcrest Mining, Ltd.	329,131
39,000	NHK Spring Co., Ltd.	344,693
12,300	Nitto Denko Corp.	437,516
771,000	Noble Group, Ltd.	669,889
2,375	OCI Co., Ltd.†	453,536
486,000	Olam International, Ltd.	796,636
11,000	Orica, Ltd.	272,184
4,800	Otsuka Corp.	330,320
7,700	Otsuka Holdings Co., Ltd.	216,107
119,000	Oversea-Chinese Banking Corp., Ltd.	717,671

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
590,000	PetroChina Co., Ltd., Class H	$734,197
75,000	Ping An Insurance Group Co.	493,019
2,405	POSCO**	793,316
1,444,000	Pruksa Real Estate PCL	529,851
192,072	PTT Global Chemical PCL†**	371,359
85,400	PTT PCL	859,202
22,000	Reliance Industries, Ltd.	286,655
10,600	Rio Tinto, Ltd.	653,481
68,000	Seek, Ltd.	394,272
1,350,000	Shenzhen Expressway Co., Ltd., Class H	569,180
6,100	Shinhan Financial Group Co., Ltd.†	210,939
17,000	Shionogi & Co. Ltd.	218,085
132,000	Singapore Technologies Engineering, Ltd.	273,800
1,295,000	Sino Thai Engineering & Construction PCL	503,906
98,000	Sinopharm Group Co., Ltd.	234,606
4,790	SK Innovation Co., Ltd.†	591,415
6,300	Sohu.com, Inc.†**	315,000
293,000	Sterlite Industries India, Ltd.	496,300
140,000	Straits Asia Resources, Ltd.	198,654
155,000	Sumitomo Chemical Co., Ltd.	562,776
40,000	Sumitomo Rubber Industries, Ltd.	480,332
25,000	Taiyo Nippon Sanso Corp.	173,855
20,500	Tata Steel, Ltd.	128,775
741,000	Techtronic Industries Co.	760,084
587,000	Telekomunikasi Indonesia Tbk PT	455,265
4,400	Terumo Corp.	206,842
24,300	Tokio Marine Holdings, Inc.	538,095
7,000	Toyo Suisan Kaisha Ltd.	169,398
32,600	Toyota Motor Corp.	1,077,988
58,400	Union Bank of India	188,173
143,000	United Phosphorus, Ltd.	342,347
134,000	Wilmar International, Ltd.	516,569
46,400	Woori Finance Holdings Co., Ltd.†	380,410
154,000	Zhuzhou CSR Times Electric Co., Ltd.	336,207

Total Common Stocks (Cost $60,343,506)		51,277,942
Total Investments 98.9%* (Cost $60,343,506)		51,277,942
Other Assets Less Liabilities 1.1%		586,024

Net Assets 100.0%		$51,863,966

The accompanying notes are an integral part of the schedule of investments.

3	SCHEDULE OF INVESTMENTS

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2011 was 94.6% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

***	This security is considered a Level 3 security. See Note 2 for further details.

(a)	This security is considered to be illiquid. The value of this security at December 31, 2011 was $92,061, which represents 0.2% of the Fund’s Net Assets.

ADR	American Depositary Receipt

4	SCHEDULE OF INVESTMENTS

ICON Asia-Pacific Region Fund

Industry Composition

December 31, 2011 (Unaudited)

Diversified Banks	16.4%
Automobile Manufacturers	6.7%
Diversified Metals & Mining	5.7%
Property & Casualty Insurance	4.4%
Commodity Chemicals	4.0%
Real Estate Development	3.8%
Diversified Chemicals	3.3%
Auto Parts & Equipment	3.1%
Integrated Oil & Gas	3.1%
Construction & Engineering	2.6%
Internet Software & Services	2.6%
Industrial Machinery	2.5%
Life & Health Insurance	2.1%
Oil & Gas Equipment & Services	2.1%
Pharmaceuticals	2.1%
Specialty Chemicals	1.9%
Steel	1.8%
Oil & Gas Refining & Marketing	1.7%
Electronic Equipment & Instruments	1.6%
Electrical Components & Equipment	1.6%
Coal & Consumable Fuels	1.6%
Food Distributors	1.5%
Household Appliances	1.5%
Wireless Telecommunication Services	1.4%
Industrial Conglomerates	1.4%
Trading Companies & Distributors	1.3%
IT Consulting & Other Services	1.3%
Apparel, Accessories & Luxury Goods	1.2%
Agricultural Products	1.2%
Highways & Railtracks	1.1%
Other Industries (each less than 1%)	12.3%

98.9%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Sector Composition

December 31, 2011 (Unaudited)

Financial	28.1%
Materials	19.1%
Consumer Discretionary	14.5%
Industrials	12.2%
Energy	8.4%
Information Technology	7.0%
Consumer Staples	3.5%
Health Care	3.3%
Telecommunication & Utilities	2.8%

98.9%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Country Composition

December 31, 2011 (Unaudited)

South Korea	21.1%
Japan	18.1%
China	13.7%
Australia	13.4%
Singapore	9.0%
Thailand	6.6%
Hong Kong	6.6%
India	4.2%
Indonesia	3.9%
Malaysia	1.3%
Taiwan	1.0%

98.9%

3	Percentages are based upon common stocks as a percentage of net assets.

ICON EUROPE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.5%)
10,200	ABB, Ltd.†	$191,620
2,100	Adidas AG	136,443
18,900	Alliance Oil Co. Ltd.†	234,171
6,600	Allianz SE	630,327
2,500	Arkema S.A.	175,672
5,400	Assa Abloy AB, Class B	135,030
22,700	AXA S.A.	293,425
3,700	BASF SE	257,588
10,685	Bayer AG	682,380
3,800	Bayerische Motoren Werke AG	254,023
19,300	BHP Billiton PLC	564,248
94,100	BP PLC	670,301
3,860	Brenntag AG	358,949
2,100	Carlsberg A/S, Class B	147,868
10,100	Carrefour S.A.	229,793
5,800	Cie de St-Gobain	221,709
10,834	Cie Generale des Etablissements Michelin, Class B	638,353
6,500	Continental AG†	403,640
29,100	Deutsche Post AG	447,390
31,500	Deutsche Telekom AG	361,333
19,100	DSV A/S	341,317
5,800	ElringKlinger AG	143,755
56,300	Essar Energy PLC†	149,970
41,800	GEA Group AG	1,180,054
31,200	GlaxoSmithKline PLC	710,921
3,300	Heineken	152,606
12,600	K+S AG	568,282
5,400	Konecranes Oyj	100,989
6,900	Lanxess AG	356,362
89,000	Legal & General Group PLC	142,228
10,000	LUKOIL OAO, ADR**	532,000
3,970	LVMH Moet Hennessy Louis Vuitton S.A.	559,233
3,500	MAN SE	310,884
22,000	Meda AB	228,293

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
6,700	Metro AG	$244,303
1,150	Muenchener Rueckversicherungs Gesellschaft AG	140,924
12,480	Neste Oil Oyj	125,516
25,100	Nestle S.A.	1,441,330
16,400	Novartis AG	936,326
5,745	Novo Nordisk AS	660,004
65,400	Old Mutual PLC	137,558
10,900	OMV AG	330,183
24,000	QIAGEN†	330,444
1,400	Randgold Resources, Ltd.	143,134
6,200	Renault S.A.	214,107
47,000	Rexam PLC	257,222
3,300	Rheinmetall AG	146,141
6,600	RioTinto PLC	322,387
5,300	Roche Holding AG	896,327
5,900	Sanofi-Aventis S.A.	431,276
4,400	SAP AG	232,723
9,400	Siemens AG	899,353
3,700	Stallergenes S.A.	202,040
40,300	Statoil ASA	1,032,094
3,500	Suedzucker AG	111,495
12,000	Tele2 AB	232,555
57,400	Telenor ASA	939,280
45,300	TeliaSonera AB	306,952
115,100	Tesco PLC	720,162
20,900	Total S.A.	1,066,482
12,018	Vallourec S.A.	776,325
16,400	Veolia Environnement S.A.†	179,683
251,000	Vodafone Group PLC	699,814
2,600	Wacker Chemie AG	208,846
4,000	Yara International ASA	159,679

Total Common Stocks (Cost $29,901,983)		27,035,822
Preferred Stock (0.5%)
2,400	Porsche Automobil Holding SE	128,124

Total Preferred Stocks (Cost $164,631)		128,124
Short-Term Investment (0.0%)
$11,652	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/12	11,652

Total Short-Term Investments (Cost $11,652)		11,652

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Investments 98.0%* (Cost $30,078,266)	$27,175,598
Other Assets Less Liabilities 2.0%	563,939

Net Assets 100.0%	$27,739,537

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2011 was 96.0% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

ADR	American Depositary Receipt

3	SCHEDULE OF INVESTMENTS

ICON Europe Fund

Industry Composition

December 31, 2011 (Unaudited)

Pharmaceuticals	17.1%
Integrated Oil & Gas	13.1%
Industrial Machinery	7.4%
Integrated Telecommunication Services	6.7%
Packaged Foods & Meats	5.2%
Industrial Conglomerates	3.8%
Multi-line Insurance	3.3%
Diversified Metals & Mining	3.2%
Fertilizers & Agricultural Chemicals	2.6%
Food Retail	2.6%
Wireless Telecommunication Services	2.5%
Apparel, Accessories & Luxury Goods	2.5%
Tires & Rubber	2.3%
Diversified Chemicals	2.2%
Automobile Manufacturers	2.2%
Auto Parts & Equipment	2.0%
Hypermarkets & Super Centers	1.7%
Air Freight & Logistics	1.6%
Trading Companies & Distributors	1.3%
Building Products	1.3%
Trucking	1.2%
Life Sciences Tools & Services	1.2%
Construction & Farm Machinery & Heavy Trucks	1.1%
Brewers	1.1%
Life & Health Insurance	1.0%
Oil & Gas Refining & Marketing	1.0%
Other Industries (each less than 1%)	6.8%

98.0%

1	Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Sector Composition

December 31, 2011 (Unaudited)

Industrials	18.4%
Health Care	18.3%
Energy	15.0%
Consumer Staples	11.0%
Materials	10.9%
Telecommunication & Utilities	9.8%
Consumer Discretionary	8.9%
Financial	4.9%
Information Technology	0.8%

98.0%

2	Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Country Composition

December 31, 2011 (Unaudited)

Germany	29.6%
France	18.0%
United Kingdom	12.7%
Switzerland	12.5%
Norway	7.7%
Denmark	4.2%
Sweden	3.2%
Russia	2.8%
Britain	2.6%
Netherlands	1.7%
Austria	1.2%
Finland	0.8%
Mauritius	0.5%
Jersey	0.5%

98.0%

3	Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (91.3%)
8,600	Agnico-Eagle Mines Ltd.**	$312,766
93,100	Alliance Oil Co. Ltd.†	1,153,507
7,400	Allianz SE	706,731
670,000	America Movil S.A.B. de C.V., Series L**	757,637
6,100	Arkema S.A.	428,639
43,800	Atrium Innovations, Inc.†**	510,767
32,000	AXA S.A.	413,639
7,900	Baidu, Inc., ADR†**	920,113
645,000	Bank Danamon Indonesia Tbk PT	291,320
16,000	Bank of Nova Scotia**	798,312
23,500	Barrick Gold Corp.**	1,064,564
16,200	Bayer AG	1,034,587
19,200	BHP Billiton, Ltd.	677,734
110,710	BP PLC	788,619
10,300	Brenntag AG	957,818
5,870	Carlsberg A/S, Class B	413,327
6,200	Carrefour S.A.	141,061
82,000	Catcher Technology Co., Ltd.	379,775
42,500	Celltrion, Inc.†	1,341,341
36,000	Centerra Gold, Inc.**	636,074
1,702,000	Chaoda Modern Agriculture Holdings, Ltd.***(a)	241,058
530,020	China Construction Bank Corp., Class H	368,157
240,000	China Yurun Food Group, Ltd.	313,699
28,100	Cia Hering**	489,010
19,400	Cie de St-Gobain	741,579
10,400	Cie Generale des Etablissements Michelin, Class B	612,781
8,600	Continental AG†	534,047
32,700	Deutsche Post AG	502,737
50,400	Deutsche Telekom AG	578,132
668,000	Dongyue Group	436,911
52,000	Embraer S.A.**	327,849
112,000	Essar Energy PLC†	298,342
4,136,000	Ezion Holdings, Ltd.	2,103,832
5,600	Fugro, NV	324,158

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
38,000	FUJIFILM Holdings Corp.	$896,447
72,600	GEA Group AG	2,049,567
52,800	GlaxoSmithKline PLC	1,203,096
15,500	Gree, Inc.	532,832
74,000	Hiwin Technologies Corp.	599,867
2,300	Honam Petrochemical Corp. †	594,686
7,900	Hyosung Corp.†	367,958
5,800	Hyundai Department Store Co. Ltd.†	822,024
3,200	Hyundai Home Shopping Network Corp.†	370,098
2,300	Hyundai Mobis†	584,365
13,000	Hyundai Motor Co.†	2,407,958
22,700	K+S AG	1,023,809
48,100	Kinross Gold Corp.**	549,107
33,500	Konecranes Oyj	626,503
57,000	Korea Life Insurance Co., Ltd.	366,773
41,700	LG Fashion Corp.†	1,464,333
6,600	LVMH Moet Hennessy Louis Vuitton S.A.	929,707
5,000	Mando Corp.†	895,770
9,700	Metro AG	353,693
42,600	Nestle S.A.	2,446,241
8,435	Novo Nordisk AS	969,040
600,000	Olam International, Ltd.	983,502
126,000	Old Mutual PLC	265,020
14,000	Otsuka Holdings Co., Ltd.	392,921
29,500	Pan American Silver Corp.**	645,163
41,500	Potash Corp. of Saskatchewan, Inc.**	1,715,401
348,641	PTT Global Chemical PCL†**	674,076
36,000	QIAGEN†	495,665
6,300	Rio Tinto, Ltd.	388,390
8,500	Roche Holding AG	1,437,505
860,000	S.A. SA International Holdings Ltd.	472,910
7,500	Sanofi-Aventis S.A.	548,233
24,100	Saputo, Inc.**	923,311
14,300	Siemens AG	1,368,164
9,900	SK Holdings Co., Ltd.†	1,040,576
4,400	SK Innovation Co., Ltd.†	543,262
61,300	Statoil ASA	1,569,910
8,470	Suedzucker AG	269,818
41,400	Suncor Energy, Inc.**	1,193,945
800,000	Techtronic Industries Co.	820,603

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
870,000	Telekomunikasi Indonesia Tbk PT	$674,753
87,500	Telenor ASA	1,431,829
53,000	TeliaSonera AB	359,127
191,000	Tesco PLC	1,195,056
14,900	Teva Pharmaceutical Industries, Ltd., ADR**	601,364
620,000	Thai Union Frozen Products PCL	1,148,229
24,800	Toronto-Dominion Bank**	1,857,170
31,155	Total S.A.	1,589,773
40,000	Toyo Suisan Kaisha Ltd.	967,988
24,400	Trican Well Service, Ltd.**	420,339
218,000	United Phosphorus, Ltd.	521,899
17,070	Vallourec S.A.	1,102,669
304,000	Vodafone Group PLC	847,584

Total Common Stocks (Cost $78,198,655)		70,120,652

Preferred Stocks (5.6%)
49,340	Banco Bradesco S.A.**	813,406
11,910	Cia Brasileira de Distribuicao Grupo Pao de Acucar**	427,808
123,000	Investimentos Itau S.A.**	743,836
168,000	Petroleo Brasileiro S.A.**	1,935,569
19,000	Vale S.A., Class A**	385,246

Total Preferred Stocks (Cost $4,928,478)		4,305,865

Short-Term Investment (0.6%)
$453,809	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/12	453,809

Total Short-Term Investments (Cost $453,809)		453,809
Total Investments 97.5%* (Cost $83,580,942)		74,880,326
Other Assets Less Liabilities 2.5%		1,940,144

Net Assets 100.0%		$76,820,470

The	accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2011 was 72.2% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

***	This security is considered a Level 3 security. See Note 2 for further details.

(a)	This security is considered to be illiquid. The value of this security at December 31, 2011 was $241,058, which represents 0.3% of the Fund’s Net Assets.

ADR	American Depositary Receipt

3	SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Industry Composition

December 31, 2011 (Unaudited)

Pharmaceuticals	9.8%
Integrated Oil & Gas	9.2%
Packaged Foods & Meats	7.5%
Diversified Banks	6.3%
Industrial Machinery	5.7%
Fertilizers & Agricultural Chemicals	4.2%
Integrated Telecommunication Services	4.0%
Oil & Gas Equipment & Services	3.7%
Gold	3.3%
Industrial Conglomerates	3.1%
Automobile Manufacturers	3.1%
Apparel, Accessories & Luxury Goods	3.1%
Commodity Chemicals	2.7%
Auto Parts & Equipment	2.6%
Wireless Telecommunication Services	2.1%
Internet Software & Services	1.9%
Food Retail	1.6%
Oil & Gas Exploration & Production	1.5%
Multi-line Insurance	1.5%
Diversified Metals & Mining	1.4%
Food Distributors	1.3%
Trading Companies & Distributors	1.2%
Hypermarkets & Super Centers	1.2%
Electronic Equipment & Instruments	1.2%
Oil & Gas Refining & Marketing	1.1%
Department Stores	1.1%
Household Appliances	1.1%
Building Products	1.0%
Other Industries (each less than 1%)	9.4%

96.9%

1	Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

December 31, 2011 (Unaudited)

Energy	15.5%
Materials	13.6%
Consumer Discretionary	13.5%
Consumer Staples	13.5%
Industrials	12.1%
Health Care	10.4%
Financial	8.6%
Telecommunication & Utilities	6.1%
Information Technology	3.6%

96.9%

2	Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Country Composition

December 31, 2011 (Unaudited)

South Korea	14.0%
Canada	13.8%
Germany	12.2%
France	8.5%
Brazil	6.7%
Switzerland	5.0%
United Kingdom	4.0%
Singapore	4.0%
Norway	3.9%
Japan	3.6%
China	2.6%
Thailand	2.4%
Hong Kong	2.0%
Denmark	1.8%
Britain	1.6%
Russia	1.5%
Australia	1.4%
Taiwan	1.3%
Indonesia	1.3%
Netherlands	1.1%
Mexico	1.0%
Finland	0.8%
Israel	0.8%
India	0.7%
Sweden	0.5%
Mauritius	0.4%

96.9%

3	Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (82.2%)
$220,000	ACE INA Holdings, Inc.	8.88%	08/15/29	$316,274
800,000	AES Corp.	7.75%	10/15/15	870,000
1,000,000	Alcoa, Inc.	6.75%	07/15/18	1,103,894
950,000	Alcoa, Inc.	5.72%	02/23/19	982,903
1,000,000	Alcoa, Inc.	6.75%	01/15/28	1,028,257
1,000,000	Allied Waste North America, Inc.	6.88%	06/01/17	1,057,500
2,000,000	Ally Financial, Inc.	6.75%	12/01/14	2,017,454
450,000	Altria Group, Inc.	9.25%	08/06/19	604,240
450,000	Altria Group, Inc.	9.95%	11/10/38	684,442
1,000,000	Ameren Energy Generating Co.	7.00%	04/15/18	1,031,000
1,440,000	American Express Bank FSB(a)	0.58%	06/12/17	1,309,071
1,000,000	American Express Co.	7.00%	03/19/18	1,208,416
900,000	American International Group, Inc.	4.25%	05/15/13	898,768
900,000	American International Group, Inc.	8.25%	08/15/18	952,651
900,000	AT&T, Inc.	5.80%	02/15/19	1,062,026
800,000	Avnet, Inc.	6.00%	09/01/15	862,712
250,000	Bank of America Corp.	5.42%	03/15/17	225,553
900,000	Bank of America Corp.	5.63%	07/01/20	831,361
1,000,000	Bank of America Corp.	6.80%	03/15/28	864,022
950,000	Bank of America NA(a)	0.85%	06/15/17	688,752
1,000,000	BB&T Corp.	5.25%	11/01/19	1,091,430
850,000	Best Buy Co., Inc.	5.50%	03/15/21	813,094
401,000	Bill Barrett Corp.	9.88%	07/15/16	441,100
950,000	Citigroup, Inc.	6.00%	08/15/17	995,564
1,000,000	Citigroup, Inc.	6.13%	05/15/18	1,064,357
450,000	Coca-Cola Co.	4.88%	03/15/19	526,996
450,000	Comcast Cable Communications Holdings, Inc.	9.46%	11/15/22	641,204
500,000	Comcast Cable Holdings LLC	9.80%	02/01/12	503,314
1,000,000	Commercial Metals Co.	7.35%	08/15/18	945,000
1,000,000	Computer Sciences Corp.	6.50%	03/15/18	980,000
900,000	Cooper Tire & Rubber Co.	7.63%	03/15/27	837,000
114,000	Cox Communications, Inc.	7.63%	06/15/25	143,514
450,000	Dean Foods Co.	6.90%	10/15/17	433,688

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$950,000	Delphi Financial Group, Inc.	7.88%	01/31/20	$1,079,971
500,000	Denbury Resources, Inc.	9.75%	03/01/16	551,250
450,000	Exelon Generation Co. LLC	5.35%	01/15/14	480,666
750,000	Exelon Generation Co. LLC	6.20%	10/01/17	861,265
900,000	Exelon Generation Co. LLC	4.00%	10/01/20	925,188
1,000,000	Ford Motor Credit Co. LLC	5.63%	09/15/15	1,034,949
600,000	Freeport-McMoRan Copper & Gold, Inc.	8.38%	04/01/17	637,500
1,000,000	Frontier Communications Corp.	8.13%	10/01/18	1,007,500
900,000	Gap, Inc.	5.95%	04/12/21	858,421
500,000	General Electric Capital Corp.	4.75%	09/15/14	539,173
1,000,000	General Electric Capital Corp.(a)	0.65%	05/11/16	914,069
397,000	Genworth Financial, Inc.	5.65%	06/15/12	399,241
1,000,000	Goldman Sachs Group, Inc.(a)	1.02%	03/22/16	863,158
1,000,000	Goldman Sachs Group, Inc.	5.95%	01/15/27	937,332
1,000,000	Hartford Financial Services Group, Inc.	6.30%	03/15/18	1,053,059
1,000,000	HCP, Inc.	5.65%	12/15/13	1,051,663
1,500,000	HCP, Inc.	6.30%	09/15/16	1,645,764
500,000	HCP, Inc.	6.70%	01/30/18	555,812
1,000,000	Horace Mann Educators Corp.	6.85%	04/15/16	1,076,857
500,000	HSBC Finance Corp.	4.75%	07/15/13	510,572
474,700	JC Penney Corp., Inc.	7.95%	04/01/17	517,423
450,000	John Hancock Life Insurance Co. (b)	7.38%	02/15/24	538,335
1,000,000	JPMorgan Chase Bank NA(a)	0.87%	06/13/16	894,968
1,000,000	Lincoln National Corp.	7.00%	03/15/18	1,126,728
500,000	Lincoln National Corp.	8.75%	07/01/19	608,179
900,000	Lockheed Martin Corp.	4.25%	11/15/19	957,289
1,400,000	Lorillard Tobacco Co.	6.88%	05/01/20	1,564,413
1,000,000	Masco Corp.	6.13%	10/03/16	1,026,203
500,000	Mead Johnson Nutrition Co.	4.90%	11/01/19	550,298
350,000	Merrill Lynch & Co., Inc.	5.45%	02/05/13	352,544
1,500,000	Morgan Stanley	4.75%	04/01/14	1,477,630
900,000	Morgan Stanley(a)	0.88%	10/15/15	756,603
950,000	Morgan Stanley	3.50%	10/15/20	834,916
1,000,000	National City Corp.	6.88%	05/15/19	1,123,870
500,000	Newfield Exploration Co.	7.13%	05/15/18	533,750
900,000	Novartis Capital Corp.	4.40%	04/24/20	1,025,839
1,000,000	NRG Energy, Inc.	7.38%	01/15/17	1,037,500
900,000	PepsiCo, Inc.	5.00%	06/01/18	1,045,575
600,000	Pitney Bowes, Inc.	4.75%	05/15/18	597,590

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$750,000	PPL Energy Supply LLC	6.50%	05/01/18	$852,784
180,000	Provident Cos., Inc.	7.00%	07/15/18	195,741
1,000,000	Reynolds American, Inc.	7.25%	06/01/12	1,024,271
900,000	Reynolds American, Inc.	7.25%	06/01/13	965,256
1,000,000	Rowan Cos., Inc.	7.88%	08/01/19	1,172,298
500,000	RR Donnelley & Sons Co.	4.95%	04/01/14	488,750
1,350,000	RR Donnelley & Sons Co.	6.13%	01/15/17	1,255,500
900,000	RR Donnelley & Sons Co.	6.63%	04/15/29	661,500
1,350,000	Southern Copper Corp.	5.38%	04/16/20	1,423,860
1,000,000	Suntrust Banks, Inc.(a)	0.67%	04/01/15	937,420
500,000	Tennessee Gas Pipeline Co.	7.00%	10/15/28	574,632
500,000	Tesoro Corp.	6.63%	11/01/15	508,750
1,000,000	Torchmark Corp.	6.38%	06/15/16	1,081,976
1,800,000	Toys R Us, Inc.	7.38%	10/15/18	1,615,500
1,000,000	UIL Holdings Corp.	4.63%	10/01/20	1,036,475
1,000,000	United States Steel Corp.	6.05%	06/01/17	955,000
850,000	Valmont Industries, Inc.	6.63%	04/20/20	983,821
500,000	Wachovia Corp.	5.25%	08/01/14	527,387
900,000	Wells Fargo Bank NA(a)	0.67%	05/16/16	791,141
1,000,000	Willis North America, Inc.	6.20%	03/28/17	1,099,514

Total Corporate Bonds (Cost $77,973,627)				79,720,196
U.S. Treasury Obligations (5.7%)
2,000,000	U.S. Treasury Note	2.38%	07/31/17	2,149,532
1,000,000	U.S. Treasury Note	1.88%	08/31/17	1,046,641
2,000,000	U.S. Treasury Note	3.63%	02/15/20	2,319,532

Total U.S. Treasury Obligations (Cost $5,030,912)				5,515,705
Foreign Corporate Bonds (7.8%)
900,000	AngloGold Ashanti Holdings PLC	5.38%	04/15/20	894,109
900,000	ArcelorMittal	5.50%	03/01/21	826,118
900,000	Aspen Insurance Holdings, Ltd.	6.00%	12/15/20	906,586
1,000,000	Gold Fields Orogen Holding BVI, Ltd.(b)	4.88%	10/07/20	882,941
900,000	Petrobras International Finance Co.	5.38%	01/27/21	945,541
1,900,000	UBS AG	5.88%	12/20/17	1,977,993
900,000	Vale Overseas, Ltd.	8.25%	01/17/34	1,155,721

Total Foreign Corporate Bonds (Cost $7,744,076)				7,589,009

3	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investment (3.0%)
$2,946,424	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/12	$2,946,424

Total Short-Term Investments (Cost $2,946,424)		2,946,424
Total Investments 98.7% (Cost $93,695,039)		95,771,334
Other Assets Less Liabilities 1.3%		1,249,045

Net Assets 100.0%		$97,020,379

The accompanying notes are an integral part of the schedule of investments.

(a)	Floating Rate Security. Rate disclosed is as of December 31, 2011.

(b)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

4	SCHEDULE OF INVESTMENTS

ICON Bond Fund

Credit Diversification

December 31, 2011 (Unaudited)

A1	1.7%
A2	5.7%
A3	11.7%
Aa2	3.5%
Aa3	3.6%
B1	5.2%
B2	1.3%
B3	1.7%
Ba1	6.7%
Ba2	2.6%
Ba3	0.9%
Baa1	11.6%
Baa2	13.3%
Baa3	20.5%

90.0%

1	Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets.

Ratings based on Moody’s Investors Service, Inc.

ICON CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.3%)
22,100	Accenture PLC, Class A	$1,176,383
53,800	Alpha Natural Resources, Inc.†	1,099,134
7,900	Apple, Inc.†	3,199,500
29,000	CACI International, Inc., Class A†	1,621,680
15,800	Cash America International, Inc.	736,754
31,000	Caterpillar, Inc.	2,808,600
25,100	Celgene Corp.†	1,696,760
13,500	Cliffs Natural Resources, Inc.	841,725
5,700	CME Group, Inc.	1,388,919
114,700	Comcast Corp., Class A	2,719,537
31,800	Cooper Industries PLC	1,721,970
61,800	CSX Corp.	1,301,508
18,400	Dover Corp.	1,068,120
21,600	Eaton Corp.	940,248
48,100	Emerson Electric Co.	2,240,979
38,700	Ezcorp, Inc., Class A†	1,020,519
9,600	FedEx Corp.	801,696
126,400	General Electric Co.	2,263,824
30,500	Halliburton Co.	1,052,555
49,500	Helen of Troy, Ltd.†	1,519,650
31,000	Illinois Tool Works, Inc.	1,448,010
12,500	International Business Machines Corp.	2,298,500
39,000	JPMorgan Chase & Co.	1,296,750
79,300	Juniper Networks, Inc.†	1,618,513
62,300	Lowe’s Cos., Inc.	1,581,174
17,000	National Oilwell Varco, Inc.	1,155,830
35,200	NetApp, Inc.†	1,276,704
25,400	Nike, Inc., Class B	2,447,798
44,100	Noble Corp.†	1,332,702
26,400	Nucor Corp.	1,044,648
6,300	Parker Hannifin Corp.	480,375
29,200	Praxair, Inc.	3,121,480
15,900	Schlumberger, Ltd.	1,086,129
22,900	Siemens AG, ADR	2,189,469

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
105,200	Steel Dynamics, Inc.	$1,383,380
37,300	Time Warner Cable, Inc.	2,371,161
39,600	TJX Cos., Inc.	2,556,180
14,500	Union Pacific Corp.	1,536,130
50,900	Valero Energy Corp.	1,071,445
30,200	Viacom, Inc., Class B	1,371,382
44,100	Walt Disney Co.	1,653,750
43,600	Wells Fargo & Co.	1,201,616
18,500	Wolverine World Wide, Inc.	659,340
28,000	World Fuel Services Corp.	1,175,440

Total Common Stocks (Cost $61,454,624)		68,577,967
Total Investments 100.3% (Cost $61,454,624)		68,577,967
Liabilities Less Other Assets (0.3)%		(211,702)

Net Assets 100.0%		$68,366,265

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON Core Equity Fund

Industry Composition

December 31, 2011 (Unaudited)

IT Consulting & Other Services	7.5%
Cable & Satellite	7.4%
Industrial Conglomerates	6.5%
Electrical Components & Equipment	5.8%
Industrial Machinery	5.8%
Oil & Gas Equipment & Services	4.8%
Steel	4.8%
Computer Hardware	4.7%
Industrial Gases	4.6%
Footwear	4.5%
Movies & Entertainment	4.4%
Railroads	4.1%
Construction & Farm Machinery & Heavy Trucks	4.1%
Apparel Retail	3.7%
Oil & Gas Refining & Marketing	3.3%
Consumer Finance	2.6%
Biotechnology	2.5%
Communications Equipment	2.4%
Home Improvement Retail	2.3%
Household Appliances	2.2%
Specialized Finance	2.0%
Oil & Gas Drilling	1.9%
Other Diversified Financial Services	1.9%
Computer Storage & Peripherals	1.9%
Diversified Banks	1.8%
Coal & Consumable Fuels	1.6%
Air Freight & Logistics	1.2%

100.3%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Core Equity Fund

Sector Composition

December 31, 2011 (Unaudited)

Industrials	27.5%
Consumer Discretionary	24.7%
Information Technology	16.4%
Energy	11.7%
Materials	9.3%
Financial	8.2%
Health Care	2.5%

100.3%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (91.3%)
8,500	3M Co.	$694,705
15,500	A Schulman, Inc.	328,290
6,100	Aflac, Inc.	263,886
4,700	Air Products & Chemicals, Inc.	400,393
4,600	Alliance Resource Partners L.P.	347,668
31,700	American Eagle Outfitters, Inc.	484,693
42,800	Apollo Investment Corp.	275,632
13,000	BB&T Corp.	327,210
11,400	Best Buy Co., Inc.	266,418
1,700	BlackRock, Inc.	303,008
8,000	Buckle, Inc.	326,960
6,400	Caterpillar, Inc.	579,840
6,800	CEC Entertainment, Inc.	234,260
3,400	Chevron Corp.	361,760
9,700	Computer Sciences Corp.	229,890
17,700	CSX Corp.	372,762
3,900	Cullen/Frost Bankers, Inc.	206,349
4,700	Danaher Corp.	221,088
6,500	Darden Restaurants, Inc.	296,270
4,500	Deere & Co.	348,075
15,400	Diebold, Inc.	463,078
18,000	Dow Chemical Co.	517,680
10,700	E.I. du Pont de Nemours & Co.	489,846
9,100	Eaton Corp.	396,123
5,100	Emerson Electric Co.	237,609
8,700	Ensco PLC, ADR	408,204
6,700	Exxon Mobil Corp.	567,892
26,000	General Electric Co.	465,660
56,500	GFI Group, Inc.	232,780
8,000	Greenhill & Co., Inc.	290,960
9,100	Guess?, Inc.	271,362
19,700	H&R Block, Inc.	321,701
6,900	Harris Corp.	248,676
13,500	Harsco Corp.	277,830

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
12,400	Hewlett-Packard Co.	$319,424
5,300	Home Depot, Inc.	222,812
7,400	Illinois Tool Works, Inc.	345,654
21,800	Intel Corp.	528,650
5,200	International Business Machines Corp.	956,176
9,100	Johnson Controls, Inc.	284,466
21,000	JPMorgan Chase & Co.	698,250
19,600	Lender Processing Services, Inc.	295,372
10,900	Lincoln National Corp.	211,678
10,800	Linear Technology Corp.	324,324
3,600	Lockheed Martin Corp.	291,240
10,300	Lowe’s Cos., Inc.	261,414
7,200	Medtronic, Inc.	275,400
5,400	Meredith Corp.	176,310
40,300	Methode Electronics, Inc.	334,087
36,600	Microsoft Corp.	950,136
11,500	National Australia Bank Ltd., ADR	275,195
7,000	Norfolk Southern Corp.	510,020
10,200	Nucor Corp.	403,614
3,900	Occidental Petroleum Corp.	365,430
7,100	Omnicom Group, Inc.	316,518
4,000	PartnerRe, Ltd.	256,840
13,600	Patterson-UTI Energy, Inc.	271,728
55,300	PDL BioPharma, Inc.	342,860
15,900	Pfizer, Inc.	344,076
27,000	Pitney Bowes, Inc.	500,580
2,900	POSCO, ADR	238,090
10,300	Principal Financial Group, Inc.	253,380
22,000	Redwood Trust, Inc., REIT	223,960
14,400	RPC, Inc.	262,800
23,300	RR Donnelley & Sons Co.	336,219
5,800	Ryder System, Inc.	308,212
4,600	Schlumberger, Ltd.	314,226
2,300	Sherwin-Williams Co.	205,321
5,300	Snap-on, Inc.	268,286
7,800	StanCorp Financial Group, Inc.	286,650
22,400	Steel Dynamics, Inc.	294,560
46,000	SUPERVALU, Inc.	373,520
4,900	Target Corp.	250,978
17,300	TCF Financial Corp.	178,536

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
8,500	Tenaris S.A., ADR	$316,030
8,900	Thor Industries, Inc.	244,127
11,200	UGI Corp.	329,280
2,200	Union Pacific Corp.	233,068
67,200	United Online, Inc.	365,568
3,900	United Parcel Service, Inc., Class B	285,441
2,800	United Technologies Corp.	204,652
14,900	Valero Energy Corp.	313,645
15,700	Valley National Bancorp	194,209
8,700	Waddell & Reed Financial, Inc., Class A	215,499
8,800	Walt Disney Co.	330,000
11,000	Wells Fargo & Co.	303,160

Total Common Stocks (Cost $29,320,686)		29,250,229

Preferred Stocks (1.8%)
13,400	Capital One Capital II	339,288
9,500	Viacom, Inc.	238,450

Total Preferred Stocks (Cost $589,755)		577,738

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (4.2%)
$600,000	Bank of America Corp.	5.42%	03/15/17	$541,326
350,000	Commercial Metals Co.	7.35%	08/15/18	330,750
500,000	Goldman Sachs Group, Inc.	5.38%	03/15/20	493,512

Total Corporate Bonds (Cost $1,476,483)				1,365,588

Convertible Preferred Stock (0.9%)
6,100	Omnicare Capital Trust II, Series B	4.00%	06/15/33	276,452

Total Convertible Preferred Stocks (Cost $265,165)				276,452

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Call Options Purchased (0.1%)
Archer-Daniels-Midland Co., January 2013, $35.00	69	$9,901
Bank Of America Corp., January 2012, $17.50	343	172
Bank Of America Corp., January 2012, $9.00	667	667
Commercial Metals Co., March 2012, $14.00	100	7,500
Computer Sciences Corp., January 2012, $60.00	58	145

3	SCHEDULE OF INVESTMENTS

Goldman Sachs Group, Inc., January 2012, $185.00	27	$14
Goldman Sachs Group, Inc., January 2013, $120.00	42	19,110
Hewlett Packard Co., January 2012, $50.00	50	25
Valero Energy Corp., January 2012, $30.00	90	90

Total Call Options Purchased (Cost $252,766)		37,624
Total Investments 98.3% (Cost $31,904,855)		31,507,631
Other Assets Less Liabilities 1.7%		538,952

Net Assets 100.0%		$32,046,583

The accompanying notes are an integral part of the schedule of investments.

*	All Options have 100 shares per contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

4	SCHEDULE OF INVESTMENTS

ICON Equity Income Fund Industry Composition December 31, 2011 (Unaudited)
Industrial Machinery	4.7%
Integrated Oil & Gas	4.0%
Industrial Conglomerates	3.6%
Railroads	3.5%
Apparel Retail	3.4%
Life & Health Insurance	3.2%
Diversified Chemicals	3.1%
IT Consulting & Other Services	3.0%
Systems Software	3.0%
Steel	2.9%
Construction & Farm Machinery & Heavy Trucks	2.9%
Regional Banks	2.8%
Oil & Gas Equipment & Services	2.8%
Semiconductors	2.7%
Asset Management & Custody Banks	2.5%
Computer Hardware	2.4%
Other Diversified Financial Services	2.2%
Oil & Gas Drilling	2.1%
Diversified Banks	1.8%
Movies & Entertainment	1.8%
Specialty Chemicals	1.7%
Restaurants	1.7%
Data Processing & Outsourced Services	1.6%
Investment Banking & Brokerage	1.6%
Office Services & Supplies	1.6%
Aerospace & Defense	1.5%
Home Improvement Retail	1.5%
Industrial Gases	1.2%
Food Retail	1.2%
Internet Software & Services	1.1%
Coal & Consumable Fuels	1.1%
Pharmaceuticals	1.1%
Biotechnology	1.1%
Consumer Finance	1.1%
Commercial Printing	1.0%

1	Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

Electronic Manufacturing Services	1.0%
Gas Utilities	1.0%
Specialized Consumer Services	1.0%
Advertising	1.0%
Oil & Gas Refining & Marketing	1.0%
Trucking	1.0%
Other Industries (each less than 1%)	9.5%

94.0%

2	Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON Equity Income Fund Sector Composition December 31, 2011 (Unaudited)
Industrials	21.5%
Financial	16.6%
Information Technology	15.6%
Consumer Discretionary	13.4%
Energy	11.0%
Materials	9.0%
Health Care	3.9%
Telecommunication & Utilities	1.8%
Consumer Staples	1.2%

94.0%

3	Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (101.2%)
9,500	Accenture PLC, Class Ax	$505,685
7,300	Alpha Natural Resources, Inc.† x	149,139
1,700	Apple, Inc.† x	688,500
4,400	Automatic Data Processing, Inc.[x]	237,644
6,400	CACI International, Inc., Class A†	357,888
5,500	Caterpillar, Inc.[x]	498,300
5,900	Celgene Corp.† x	398,840
24,400	Charles Schwab Corp.	274,744
2,700	Cliffs Natural Resources, Inc.[x]	168,345
1,200	CME Group, Inc.	292,404
5,800	Cognizant Technology Solutions Corp., Class A† x	372,998
21,500	Comcast Corp., Class Ax	509,765
1,300	Computer Sciences Corp.	30,810
3,500	Cooper Industries PLC	189,525
18,600	CSX Corp.[x]	391,716
10,500	Danaher Corp.[x]	493,920
1,300	Deere & Co.	100,555
8,600	Dover Corp.	499,230
6,100	Ecolab, Inc.	352,641
5,600	Emerson Electric Co.	260,904
14,300	Ezcorp, Inc., Class A†	377,091
4,000	FedEx Corp.	334,040
40,400	General Electric Co.x	723,564
4,800	Guess?, Inc.	143,136
8,200	Halliburton Co.	282,982
10,700	Helen of Troy, Ltd.†	328,490
3,600	Home Depot, Inc.	151,344
5,700	Illinois Tool Works, Inc.	266,247
3,600	International Business Machines Corp.[x]	661,968
11,600	JPMorgan Chase & Co.	385,700
17,500	Juniper Networks, Inc.†	357,175
10,000	Lowe’s Cos., Inc.	253,800
3,600	National Oilwell Varco, Inc.	244,764
8,200	NetApp, Inc.†	297,414

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
4,000	Nike, Inc., Class B	$385,480
7,900	Noble Corp.†	238,738
2,400	Norfolk Southern Corp.	174,864
4,600	Praxair, Inc.	491,740
4,500	Reliance Steel & Aluminum Co.	219,105
3,400	Schlumberger, Ltd.	232,254
5,700	Time Warner Cable, Inc.[x]	362,349
8,300	TJX Cos., Inc.[x]	535,765
6,700	Valero Energy Corp.	141,035
2,200	Walt Disney Co.	82,500
12,600	Wells Fargo & Co.	347,256
5,900	World Fuel Services Corp.	247,682

Total Common Stocks (Cost $14,035,285)		15,040,036
Total Investments 101.2% (Cost $14,035,285)		15,040,036
Liabilities Less Other Assets (1.2)%		(172,852)

Net Assets 100.0%		$14,867,184

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

x	All or a portion of the security is pledged as collateral for securities sold short.

2	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

DECEMBER 31, 2011 (UNAUDITED)

Shares	Short Security	Value
2,000	SL Green Realty Corp., REIT	$133,280
3,900	SPDR S&P 500 ETF Trust	489,450
3,300	Texas Industries, Inc.†	101,574

Total Securities Sold Short (Proceeds $705,165)		$724,304

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

REIT	Real Estate Investment Trust

3	SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Industry Composition

December 31, 2011 (Unaudited)

IT Consulting & Other Services	12.8%
Industrial Machinery	8.5%
Cable & Satellite	5.9%
Oil & Gas Equipment & Services	5.1%
Industrial Conglomerates	4.9%
Computer Hardware	4.6%
Apparel Retail	4.6%
Construction & Farm Machinery & Heavy Trucks	4.0%
Railroads	3.8%
Industrial Gases	3.3%
Other Diversified Financial Services	3.2%
Electrical Components & Equipment	3.0%
Home Improvement Retail	2.7%
Biotechnology	2.7%
Oil & Gas Refining & Marketing	2.6%
Steel	2.6%
Footwear	2.6%
Consumer Finance	2.5%
Communications Equipment	2.4%
Specialty Chemicals	2.4%
Diversified Banks	2.3%
Air Freight & Logistics	2.2%
Household Appliances	2.2%
Computer Storage & Peripherals	2.0%
Specialized Finance	2.0%
Investment Banking & Brokerage	1.9%
Data Processing & Outsourced Services	1.8%
Oil & Gas Drilling	1.6%
Coal & Consumable Fuels	1.0%

101.2%

1	Percentages are based upon long positions as a percentage of net assets.

ICON Long/Short Fund

Sector Composition

December 31, 2011 (Unaudited)

Industrials	26.5%
Information Technology	23.6%
Consumer Discretionary	18.5%
Financial	11.3%
Energy	10.3%
Materials	8.3%
Health Care	2.7%

101.2%

2	Percentages are based upon long positions as a percentage of net assets.

ICON RISK-MANAGED EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (101.3%)
4,400	3M Co.[x]	$359,612
4,100	Abbott Laboratories	230,543
5,800	Accenture PLC, Class Ax	308,734
2,900	AGL Resources, Inc.[x]	122,554
2,900	Air Products & Chemicals, Inc.[x]	247,051
9,400	Altria Group, Inc.[x]	278,710
2,800	Ameriprise Financial, Inc.[x]	138,992
1,400	Amerisource-Bergen Corp.[x]	52,066
4,400	Amgen, Inc.[x]	282,524
1,500	Apple, Inc.†,x	607,500
6,200	Arrow Electronics, Inc.† x	231,942
2,000	Assurant, Inc.[x]	82,120
5,000	Automatic Data Processing, Inc.[x]	270,050
2,800	Baker Hughes, Inc.	136,192
8,700	Bank of New York Mellon Corp.	173,217
9,500	BB&T Corp.[x]	239,115
8,300	Best Buy Co., Inc.	193,971
1,300	Cardinal Health, Inc.[x]	52,793
4,100	Carnival Corp.	133,824
4,300	Caterpillar, Inc.[x]	389,580
3,100	Chevron Corp.[x]	329,840
2,300	Cliffs Natural Resources, Inc.	143,405
400	CME Group, Inc.	97,468
2,600	Cognizant Technology Solutions Corp., Class A†	167,206
2,000	ConocoPhillips	145,740
2,100	Cooper Industries PLC	113,715
3,000	Corn Products International, Inc.	157,770
20,400	CSX Corp.[x]	429,624
900	Cummins, Inc.	79,218
3,200	Danaher Corp.	150,528
1,000	Deere & Co.[x]	77,350
6,800	Dover Corp.[x]	394,740
6,100	E.I. du Pont de Nemours & Co.[x]	279,258
2,200	Express Scripts, Inc.† x	98,318

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
2,700	Exxon Mobil Corp.[x]	$228,852
3,500	FedEx Corp.[x]	292,285
2,900	Genuine Parts Co.[x]	177,480
1,700	Goldman Sachs Group, Inc.	153,731
300	Google, Inc., Class A† x	193,770
5,900	Halliburton Co.[x]	203,609
4,300	Helmerich & Payne, Inc.	250,948
4,200	Hubbell, Inc., Class B	280,812
13,600	Intel Corp.[x]	329,800
4,400	International Business Machines Corp.[x]	809,072
8,100	Johnson Controls, Inc.	253,206
2,150	JOS A. Bank Clothiers, Inc.† x	104,834
2,500	Joy Global, Inc.	187,425
12,300	JPMorgan Chase & Co.[x]	408,975
1,500	Laboratory Corp. of America Holdings†	128,955
5,300	Lincare Holdings, Inc.	136,263
12,100	Lowe’s Cos., Inc.	307,098
3,200	M&T Bank Corp.[x]	244,288
1,400	McDonald’s Corp.	140,462
6,800	Medtronic, Inc.[x]	260,100
15,000	Microsoft Corp.[x]	389,400
8,800	Morgan Stanley	133,144
2,500	Murphy Oil Corp.	139,350
5,800	National Oilwell Varco, Inc.[x]	394,342
1,300	Nike, Inc., Class B	125,281
1,700	Occidental Petroleum Corp.[x]	159,290
6,700	Oracle Corp.[x]	171,855
3,600	Parker Hannifin Corp.[x]	274,500
3,200	Philip Morris International, Inc.[x]	251,136
2,100	PNC Financial Services Group, Inc.	121,107
1,900	PPG Industries, Inc.	158,631
2,500	Praxair, Inc.[x]	267,250
5,800	Prudential Financial, Inc.[x]	290,696
1,600	QUALCOMM, Inc.	87,520
3,500	Reliance Steel & Aluminum Co.	170,415
3,600	Rock-Tenn Co., Class Ax	207,720
2,400	Ross Stores, Inc.	114,072
5,300	Ryder System, Inc.[x]	281,642
2,200	Sempra Energy	121,000
5,900	Southern Co.	273,111

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
3,700	SPX Corp.	$222,999
4,900	Target Corp.[x]	250,978
6,200	Texas Instruments, Inc.[x]	180,482
8,200	TJX Cos., Inc.[x]	529,310
7,200	Torchmark Corp.[x]	312,408
1,900	Tupperware Brands Corp.	106,343
5,900	U.S. Bancorp	159,595
3,500	UGI Corp.	102,900
4,800	Union Pacific Corp.[x]	508,512
4,000	United Technologies Corp.[x]	292,360
6,200	Valero Energy Corp.	130,510
2,900	Varian Medical Systems, Inc.† x	194,677
4,900	Wal-Mart Stores, Inc.[x]	292,824
8,100	Walt Disney Co.[x]	303,750
9,300	Wells Fargo & Co.	256,308
5,700	Xcel Energy, Inc.[x]	157,548

Total Common Stocks (Cost $18,302,361)		20,420,201

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Put Options Purchased (0.1%)
S+P 500 INDEX January 2012, $1,060.00	30	$2,400
S+P 500 INDEX January 2012, $1,170.00	45	19,800

Total Put Options Purchased (Cost $146,652)		22,200

Shares or Principal Amount		Value
Short-Term Investment (0.2%)
29,640	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/12	29,640

Total Short-Term Investments (Cost $29,640)		29,640
Total Investments 101.6% (Cost $18,478,653)		20,472,041
Liabilities Less Other Assets (1.6)%		(319,533)

Net Assets 100.0%		$20,152,508

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

x	All or a portion of the security is pledged as collateral for call options written.

*	All options have 100 share per contract.

3	SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED EQUITY FUND

SCHEDULE OF WRITTEN CALL OPTIONS

DECEMBER 31, 2011 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S+P 500 INDEX January 2012, $1,250.00	75	$206,250
S+P 500 INDEX January 2012, $1,280.00	30	36,600

Total Options Written (Premiums received $169,143)		$242,850

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 share per contract.

4	SCHEDULE OF INVESTMENTS

ICON Risk-Managed Equity Fund

Industry Composition

December 31, 2011 (Unaudited)

IT Consulting & Other Services	6.4%
Industrial Machinery	5.2%
Integrated Oil & Gas	5.0%
Railroads	4.7%
Apparel Retail	3.7%
Oil & Gas Equipment & Services	3.6%
Construction & Farm Machinery & Heavy Trucks	3.6%
Computer Hardware	3.0%
Regional Banks	3.0%
Life & Health Insurance	3.0%
Systems Software	2.8%
Tobacco	2.6%
Industrial Gases	2.6%
Semiconductors	2.5%
Health Care Equipment	2.3%
Diversified Chemicals	2.2%
Diversified Banks	2.1%
Other Diversified Financial Services	2.0%
Electrical Components & Equipment	2.0%
Health Care Services	1.8%
Industrial Conglomerates	1.8%
Steel	1.6%
Asset Management & Custody Banks	1.5%
Home Improvement Retail	1.5%
Movies & Entertainment	1.5%
Hypermarkets & Super Centers	1.5%
Aerospace & Defense	1.4%
Air Freight & Logistics	1.4%
Investment Banking & Brokerage	1.4%
Biotechnology	1.4%
Trucking	1.4%
Multi-Utilities	1.4%
Electric Utilities	1.4%
Data Processing & Outsourced Services	1.3%
Auto Parts & Equipment	1.3%

1	Percentages are based upon common stocks as a percentage of net assets.

General Merchandise Stores	1.2%
Oil & Gas Drilling	1.2%
Technology Distributors	1.1%
Pharmaceuticals	1.1%
Gas Utilities	1.1%
Paper Packaging	1.0%
Computer & Electronics Retail	1.0%
Internet Software & Services	1.0%
Other Industries (each less than 1%)	6.7%

101.3%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Equity Fund

Sector Composition

December 31, 2011 (Unaudited)

Industrials	21.5%
Information Technology	18.6%
Financial	13.9%
Consumer Discretionary	13.6%
Energy	10.5%
Materials	7.3%
Health Care	7.1%
Consumer Staples	4.9%
Telecommunication & Utilities	3.9%

101.3%

3	Percentages are based upon common stocks as a percentage of net assets.

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2011 (UNAUDITED)

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (formerly, ICON Leisure and Consumer Staples Fund) (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”).

The Consumer Discretionary Fund, Consumer Staples Fund, Energy Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Materials Fund, Telecommunication & Utilities Fund, Asia-Pacific Region Fund and Europe Fund offer three classes of shares: Class S, Class C, and Class A. The International Equity Fund has five classes of shares: Class S, Class I, Class C, Class Z, and Class A. The Bond Fund, Core Equity Fund, Equity Income Fund, Long/Short Fund and Risk-Managed Equity Fund offer four classes of shares: Class I, Class C, Class Z and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees, registration costs and transfer agent costs and that each class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies (see Note 3).

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector or country. As of December 31, 2011, the Asia-Pacific Region Fund had a significant weighting in the Financial sector, the Europe Fund had a significant weighting in Germany, the Core Equity Fund had a significant weighting in the Industrials sector, and the Long/Short Fund had a significant weighting in the Industrials sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The preparation of Schedules of Investments is in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities that traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2011:

	Level 1	Level 2	Level 3	Total
ICON Consumer Discretionary Fund
Assets
Common Stocks	$51,717,276	$—	$—	$51,717,276

Total	$51,717,276	$—	$—	$51,717,276

ICON Consumer Staples Fund
Assets
Common Stocks	$24,704,228	$—	$—	$24,704,228
Short-Term Investment	—	66,236	—	66,236

Total	$24,704,228	$66,236	$—	$24,770,464

ICON Energy Fund
Assets
Common Stocks	$629,644,524	$—	$—	$629,644,524
Short-Term Investment	—	458,866	—	458,866

Total	$629,644,524	$458,866	$—	$630,103,390

ICON Financial Fund
Assets
Common Stocks	$37,641,158	$—	$—	$37,641,158

Total	$37,641,158	$—	$—	$37,641,158

ICON Healthcare Fund
Assets
Common Stocks	$70,922,179	$—	$—	$70,922,179
Short-Term Investment	—	559,562	—	559,562

Total	$70,922,179	$559,562	$—	$71,481,741

ICON Industrials Fund
Assets
Common Stocks	$44,171,650	$—	$—	$44,171,650

Total	$44,171,650	$—	$—	$44,171,650

ICON Information Technology Fund
Assets
Common Stocks	$66,296,819	$—	$—	$66,296,819

Total	$66,296,819	$—	$—	$66,296,819

ICON Materials Fund
Assets
Common Stocks	$64,481,300	$—	$—	$64,481,300

Total	$64,481,300	$—	$—	$64,481,300

ICON Telecommunication & Utilities Fund
Assets
Common Stocks	$29,519,533	$—	$—	$29,519,533
Short-Term Investment	—	1,802,544	—	1,802,544

Total	$29,519,533	$1,802,544	$—	$31,322,077

ICON Asia-Pacific Region Fund
Assets
Common Stocks
South Korea	$793,316	$10,133,163	$—	$10,926,479
Japan	—	9,405,081	—	9,405,081
China	967,232	6,135,125	—	7,102,357
Australia	—	6,932,297	—	6,932,297
Singapore	—	4,694,482	—	4,694,482
Thailand	371,359	3,075,119	—	3,446,478
Hong Kong	—	3,322,164	92,061	3,414,225
Other Countries	—	5,356,543	—	5,356,543

Total	$2,131,907	$49,053,974	$92,061	$51,277,942

	Level 1	Level 2	Level 3	Total
ICON Europe Fund
Assets
Common Stocks
Germany	$—	$8,075,197	$—	$8,075,197
France	—	4,988,099	—	4,988,099
United Kingdom	—	3,513,921	—	3,513,921
Switzerland	—	3,465,603	—	3,465,603
Norway	—	2,131,052	—	2,131,052
Other Countries	532,000	4,329,950	—	4,861,950
Preferred Stock
Germany	—	128,124	—	128,124
Short-Term Investment	—	11,652	—	11,652

Total	$532,000	$26,643,598	$—	$27,175,598

ICON International Equity Fund
Assets
Common Stocks
South Korea	$—	$10,799,145	$—	$10,799,145
Canada	10,626,919	—	—	10,626,919
Germany	—	9,379,104	—	9,379,104
France	—	6,508,080	—	6,508,080
Brazil	816,859	—	—	816,859
Switzerland	—	3,883,747	—	3,883,747
Other Countries	2,953,190	24,912,550	241,058	28,106,798
Preferred Stocks
Brazil	4,305,865	—	—	4,305,865
Short-Term Investment	—	453,809	—	453,809

Total	$18,702,833	$55,936,435	$241,058	$74,880,326

ICON Bond Fund
Assets
Corporate Bonds	$—	$79,720,196	$—	$79,720,196
U.S. Treasury Obligations	—	5,515,705	—	5,515,705
Foreign Corporate Bonds	—	7,589,009	—	7,589,009
Short-Term Investment	—	2,946,424	—	2,946,424

Total	$—	$95,771,334	$—	$95,771,334

ICON Core Equity Fund
Assets
Common Stocks	$68,577,967	$—	$—	$68,577,967

Total	$68,577,967	$—	$—	$68,577,967

ICON Equity Income Fund
Assets
Common Stocks	$29,250,229	$—	$—	$29,250,229
Preferred Stocks	577,738	—	—	577,738
Corporate Bonds	—	1,365,588	—	1,365,588
Convertible Preferred Stock	276,452	—	—	276,452
Call Options Purchased	37,624	—	—	37,624

Total	$30,142,043	$1,365,588	$—	$31,507,631

ICON Long/Short Fund
Assets
Common Stocks	$15,040,036	$—	$—	$15,040,036

Total	$15,040,036	$—	$—	$15,040,036
Liabilities
Securities Sold Short
Common Stock	$(234,854)	$—	$—	$(234,854)
Mutual Funds	(489,450)	—	—	(489,450)

Total	$(724,304)	$—	$—	$(724,304)

	Level 1	Level 2	Level 3	Total
ICON Risk-Managed Equity Fund
Assets
Common Stocks	$20,420,201	$—	$—	$20,420,201
Put Options Purchased	22,200	—	—	22,200
Short-Term Investment	—	29,640	—	29,640

Total	$20,442,401	$29,640	$—	$20,472,041
Liabilities
Written Call Options	$(242,850)	$—	$—	$(242,850)

Total	$(242,850)	$—	$—	$(242,850)

For the period ended December 31, 2011, there was no significant security transfer activity between Level 1 and Level 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2011 for the Asia-Pacific Region Fund and the International Equity Fund, was as follows:

ICON Asia-Pacific Region Fund	Beginning balance 9/30/2011	Net purchases (sales)	Accrued discounts (premiums)	Total realized gains (losses)	Total change in unrealized appreciation (depreciation)	Transfers in to Level 3	Transfers out of Level 3	Ending balance 12/31/2011	Net Change in Unrealized appreciation (depreciation) on investments held at 12/31/2011
Assets
Common Stocks
Hong Kong	$91,815	$—	$—	$—	$246	$—	$—	$92,061	$246

Total	$91,815	$—	$—	$—	$246	$—	$—	$92,091	$246

ICON International Equity Fund	Beginning balance 9/30/2011	Net purchases (sales)	Accrued discounts (premiums)	Total realized gains (losses)	Total change in unrealized appreciation (depreciation)	Transfers in to Level 3	Transfers out of Level 3	Ending balance 12/31/2011	Net Change in Unrealized appreciation (depreciation) on investments held at 12/31/2011
Assets
Common Stocks
Hong Kong	$240,414	$—	$—	$—	$644	$—	$—	$241,058	$644

Total	$240,414	$—	$—	$—	$644	$—	$—	$241,058	$644

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received.

Options Transactions

The Funds’ use of derivatives for the period ended December 31, 2011 was limited to purchased and written options. Each Fund may purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of December 31, 2011, the Equity Income Fund engaged in purchased call options transactions, and the Risk-Managed Equity Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Equity Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. Such collateral is restricted from the Fund’s use. The securities pledged as collateral are included on the Schedule of Investments.

The number of options contracts written and the premiums received by the Risk-Managed Equity Fund during the period ended December 31, 2011, were as follows:

	Risk-Managed Equity Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	75	$250,738
Options written during period	335	734,233
Options closed during period	(305)	(815,828)

Options outstanding, end of period	105	$169,143

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of December 31, 2011, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

The Funds did participate in securities lending throughout the period. However, as of December 31, 2011, the Funds did not have any securities on loan.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Telecommunication & Utilities Fund, the Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds intend to distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Subsequent Events

The Board of Trustees decided to merge Class I shares into Class A shares of the ICON International Equity Fund and all Diversified Funds effective January 23, 2012.

The Board of Trustees has also decided to merge the Class S shares into the Class Z shares of the International Equity Fund and to rename the resultant share class Class S effective January 23, 2012. Immediately upon completion of this share class merger, the expense limitation agreement will be amended so that expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) will be contractually limited to 1.55% of average net assets.

Class Z shares of each of the Diversified Funds will also be renamed Class S effective January 23, 2012. The Class S shares will be offered to platform sales and to investment representatives through fee-based products or accounts, as well as institutional investors. ICON reserves the right to change or waive the investment criteria for the Class S shares.

Please visit www.iconfunds.com for additional important information regarding these share class mergers.

Effective January 23, 2012, the Telecommunication & Utilities Fund will change its name to the ICON Utilities Fund and invest primarily in utilities. The Core Equity Fund will change its name to the ICON Fund and enter into an expense limitation agreement with ICON Advisers contractually limiting expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to 1.25%, 1.50% and 2.25% of average net assets for Class S, Class A and Class C, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 16, 2012

By (Signature and Title)*	/s/ Erik L. Jonson

Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date February 16, 2012

*	Print the name and title of each signing officer under his or her signature.